Write-down of Equity Investment (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		9 Months Ended
	May 31, 2017	Sep. 30, 2017
Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, other than temporary impairment		$ 48.6
Teekay Tankers | Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, number of shares purchased (in shares)	27.0
Common Stock | Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Investment owned, balance (in shares)		2.5
Common Stock | Teekay Tankers | Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, number of shares purchased (in usd per share)	$ 3.3
Investment owned, balance (in shares)		3.4
Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage		8.20%
Tanker Investments Limited | Teekay Tankers
Schedule of Equity Method Investments [Line Items]
Ownership percentage		11.30%